UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -----------
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Deerfield Management Company, LP
Address:       780 Third Avenue, 37th Floor
               New York, NY 10017

Form 13F File Number: 28-5366

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Flynn Management LLC, its general partner
Name:          James E. Flynn
Title:         Managing Member
Phone:         212-551-1600

Signature, Place, and Date of Signing:

/s/ James E. Flynn          New York, NY             11/14/07
------------------          ------------             --------
     [Signature]            [City, State]             [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                                TITLE                VALUE      SHARES/ SH/ PUT/   INVSTMT  OTHER           VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS   CUSIP     x($1000)   PRN AMT PRN CALL   DISCRETN MANAGERS        SOLE    SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AETNA INC                       COM        00817Y108  27,135    500,000 SH         DEFINED       01      500,000
AMERIGROUP CORP                 COM        03073T102     607     17,600 SH         DEFINED       01       17,600
AMICAS INC                      COM         01712108   4,557  1,550,000 SH         DEFINED       01    1,550,000
AMYLIN PHARMACEUTICA LS INC     COM        032346108   6,100    122,000 SH         DEFINED       01      122,000
AMYLIN PHARMACEUTICA LS INC     COM        032346108  25,000    500,000 PUT        DEFINED       01      500,000
ANADYS PHARMACEUTICA LS INC     COM        03252Q408   5,114  2,494,610 SH         DEFINED       01    2,494,610
ANIMAL HEALTH INTL INC          COM        03525N109   2,547    228,861 SH         DEFINED       01      228,861
AP PHARMA INC                   COM        00202J203   4,887  2,383,712 SH         DEFINED       01    2,383,712
ARADIGM CORP                    COM        038505301   4,402  3,310,000 SH         DEFINED       01    3,310,000
ARENA PHARMACEUTICALS INC       COM        040047102  50,651  4,625,643 SH         DEFINED       01    4,625,643
ARENA PHARMACEUTICALS INC       COM        040047102  10,950  1,000,000 CALL       DEFINED       01    1,000,000
ARRAY BIOPHARMA INC             COM        04269X105  37,493  3,338,674 SH         DEFINED       01    3,338,674
ATS MED INC                     COM         02083103   3,501  1,934,200 SH         DEFINED       01    1,934,200
BIOVAIL CORP                    COM        09067J109  46,031  2,650,000 SH         DEFINED       01    2,650,000
BIOVAIL CORP                    COM        09067J109  13,028    750,000 CALL       DEFINED       01      750,000
BIOVAIL CORP                    COM        09067J109   6,514    375,000 CALL       DEFINED       01      375,000
BOSTON SCIENTIFIC CORP          COM        101137107  26,854  1,925,000 SH         DEFINED       01    1,925,000
BROOKDALE SR LIVING INC         COM        112463104  10,948    275,000 SH         DEFINED       01      275,000
CAPITAL SR LIVING CORP          COM        140475104   8,850  1,051,100 SH         DEFINED       01    1,051,100
CARDINAL HEALTH INC             COM        14149Y108  30,691    490,819 SH         DEFINED       01      490,819
CARE INVESTMENT TRUST INC REIT  COM        141657106  12,205  1,018,750 SH         DEFINED       01    1,018,750
CELGENE CORP                    COM        151020104  48,655    682,302 SH         DEFINED       01      682,302
CENTENE CORP                    COM        15135B101   8,431    391,951 SH         DEFINED       01      391,951
CEPHALON INC                    COM        156708109  15,312    209,583 SH         DEFINED       01      209,583
CIGNA CORP                      COM        125509109  10,674    200,300 SH         DEFINED       01      200,300
COLLAGENEX PHARMACEUTICALS INC  COM        19419B100  17,742  1,975,760 SH         DEFINED       01    1,975,760
COUGAR BIOTECHNOLOGY INC        COM        222083107   4,649    182,300 SH         DEFINED       01      182,300
CUBIST PHARMACEUTICALS INC      COM        229678107  30,110  1,425,000 SH         DEFINED       01    1,425,000
CVS CAREMARK CORP               COM        126650100  34,197    862,900 SH         DEFINED       01      862,900
CYCLACEL PHARMACEUTI CALS INC   COM        23254L108   7,158  1,285,115 SH         DEFINED       01    1,285,115
CYTOKINETICS INC                COM        23282W100   5,968  1,165,700 SH         DEFINED       01    1,165,700
DENDREON CORP                   COM        24823Q107   1,769    230,000 PUT        DEFINED       01      230,000
DENDREON CORP                   COM        24823Q107     769    100,000 PUT        DEFINED       01      100,000
DENDREON CORP                   COM        24823Q107   4,614    600,000 PUT        DEFINED       01      600,000
DIALYSIS CORP OF AMERICA        COM        252529102   3,901    400,480 SH         DEFINED       01      400,480
DYNAVAX TECHS                   COM        268158102  20,813  4,851,538 SH         DEFINED       01    4,851,538
EMAGEON INC                     COM        29076V109  17,414  2,078,000 SH         DEFINED       01    2,078,000
EPIX PHARMACEUTICALS INC        COM        26881Q309     577    142,200 SH         DEFINED       01      142,200
FAMILYMEDS GROUP INC            COM        30706T209     344    327,937 SH         DEFINED       01      327,937
FIVE STAR QUALITY CARE INC      COM        33832D106  10,565  1,285,328 SH         DEFINED       01    1,285,328
FOREST LABORATORIES INC         COM        345838106   3,768    101,050 SH         DEFINED       01      101,050


FOX HOLLOW TECHNOLOGIES INC     COM        35166A103  15,272    578,500 SH         DEFINED       01      578,500
GENENTECH INC                   COM        368710406   7,802    100,000 SH         DEFINED       01      100,000
GENZYME CORP                    COM        372917104  26,389    425,900 SH         DEFINED       01      425,900
HANA BIOSCIENCES INC            COM        40963P105   2,005  1,743,188 SH         DEFINED       01    1,743,188
HEALTH NET INC                  COM        42222G108  18,793    347,700 SH         DEFINED       01      347,700
IDENIX PHARMACEUTICA LS INC     COM        45166R204     289    100,000 PUT        DEFINED       01      100,000
INFINITY PHARMACEUTI CALS INC   COM        45665G303   2,622    289,361 SH         DEFINED       01      289,361
INSPIRE PHARMACEUTIC ALS INC    COM        457733103  28,224  5,255,955 SH         DEFINED       01    5,255,955
INTERMUNE INC                   COM        45884X103  22,941  1,199,237 SH         DEFINED       01    1,199,237
INTERMUNE INC                   COM        45884X103  12,090    632,000 CALL       DEFINED       01      632,000
INTERMUNE INC                   COM        45884X103   9,565    500,000 CALL       DEFINED       01      500,000
ISTA PHARMACEUTICALS INC        COM        45031X204  21,270  3,082,620 SH         DEFINED       01    3,082,620
JAVELIN PHARMA                  COM        471894105   1,004    200,000 SH         DEFINED       01      200,000
KERYX BIOPHARMA                 COM        492515101  13,916  1,400,000 SH         DEFINED       01    1,400,000
KOSAN BIOSCIENCES INC           COM        50064W107   4,435    885,200 SH         DEFINED       01      885,200
LIFECELL CORP                   COM        531927101   3,757    100,000 PUT        DEFINED       01      100,000
LINCARE HLDGS INC               COM        532791100  10,514    286,872 SH         DEFINED       01      286,872
MAGELLAN HEALTH SERVICES INC    COM        559079207  15,041    370,661 SH         DEFINED       01      370,661
MANNKIND CORP                   COM        56400P201   9,265    957,143 SH         DEFINED       01      957,143
MANNKIND CORP                   NOTE       56400PAA0   1,247  1,500,000 PRN        DEFINED       01                        1,500,000
MCKESSON CORP                   COM        58155Q103  30,242    514,400 SH         DEFINED       01      514,400
MEDICINES CO                    COM        584688105  56,556  3,175,537 SH         DEFINED       01    3,175,537
MEDTRONIC INC                   COM        585055106  79,490  1,409,144 SH         DEFINED       01    1,409,144
MERCK & CO INC                  COM        589331107  31,014    600,000 SH         DEFINED       01      600,000
MGI PHARMA INC                  COM        552880106  23,613    850,000 SH         DEFINED       01      850,000
MIDDLEBROOK PHARMA  INC         COM        596087106   7,911  3,296,236 SH         DEFINED       01    3,296,236
NEUROGESX INC                   COM        641252101   1,653    190,000 SH         DEFINED       01      190,000
NIGHTHAWK RADIOLOGY HOLDINGS I  COM        65411N105   1,779     72,600 PUT        DEFINED       01       72,600
NITROMED INC                    COM        654798503   2,904  1,650,000 SH         DEFINED       01    1,650,000
NORTHSTAR NEUROSCIENCE INC      COM        66704V101   1,116    100,000 PUT        DEFINED       01      100,000
NXSTAGE MEDICAL INC             COM        67072V103  12,775    881,617 SH         DEFINED       01      881,617
ODYSSEY HEALTHCARE INC          COM        67611V101   1,695    176,343 SH         DEFINED       01      176,343
ONYX PHARMACEUTICALS INC        COM        683399109  33,252    764,068 SH         DEFINED       01      764,068
PAIN THERAPEUTICS INC           COM        69562K100   4,675    500,000 PUT        DEFINED       01      500,000
PAR PHARMACEUTICAL C OS INC     COM        69888P106  16,053    864,950 SH         DEFINED       01      864,950
PAR PHARMACEUTICAL C OS INC     COM        69888P106  30,624  1,650,000 PUT        DEFINED       01    1,650,000
PONIARD PHARMACEUTIC ALS INC    COM        732449301  15,630  2,756,568 SH         DEFINED       01    2,756,568
REGEN BIOLOGIES INC             COM        75884M104      23    195,000 SH         DEFINED       01      195,000
RES-CARE INC                    COM        760943100  11,422    500,104 SH         DEFINED       01      500,104
RESPIRONICS INC                 COM        761230101  17,675    368,000 SH         DEFINED       01      368,000
RIGEL PHARMACEUTICALS INC       COM        766559603  28,290  3,000,000 SH         DEFINED       01    3,000,000
ROSETTA GENOMICS LTD            COM        M82183100   2,606    375,000 SH         DEFINED       01      375,000
SAVIENT PHARMACEUTICALS INC     COM        80517Q100   3,638    250,000 PUT        DEFINED       01      250,000
SAVIENT PHARMACEUTICALS INC     COM        80517Q100     742     51,000 PUT        DEFINED       01       51,000


SCIELE PHARMA INC               COM        808627103   2,602    100,000 PUT        DEFINED       01      100,000
SENIOR HOUSING PROPERTIES TRU   SH BEN INT 81721M109   4,200    190,400 SH         DEFINED       01      190,400
SEPRACOR INC                    COM        817315104  30,375  1,104,551 SH         DEFINED       01    1,104,551
SOMANETICS CORP                 COM        834445405  12,932    694,500 SH         DEFINED       01      694,500
SPECTRANETICS CORP              COM        84760C107   6,491    481,514 SH         DEFINED       01      481,514
ST JUDE MED INC                 COM        790849103   5,729    130,000 SH         DEFINED       01      130,000
SUNESIS PHARMACEUTIC ALS INC    COM        867328502   3,846  1,665,010 SH         DEFINED       01    1,665,010
SUPERGEN INC                    COM        868059106   8,854  2,040,200 SH         DEFINED       01    2,040,200
THE TRIZETTO GROUP INC          COM        896882107   9,964    569,064 SH         DEFINED       01      569,064
THIRD WAVE TECHNOLOGIES         COM        88428W108  36,001  4,171,665 SH         DEFINED       01    4,171,665
TUTOGEN MED INC                 COM        901107102   5,175    450,000 SH         DEFINED       01      450,000
UNITED THERAPEUTICS CORP        COM        91307C102  39,924    600,000 PUT        DEFINED       01      600,000
UNIVERSAL AMERN FINL CORP       COM        913377107   3,145    137,900 SH         DEFINED       01      137,900
VALEANT PHARMACEUTIC ALS INTL   COM        91911X104  22,833  1,475,000 SH         DEFINED       01    1,475,000
VIA PHARMACEUTICALS INC         COM        92554T103   7,366  2,057,613 SH         DEFINED       01    2,057,613
WELLPOINT HEALTH NET WORKS INC  COM        94973V107  22,098    280,000 SH         DEFINED       01      280,000
ZYMOGENETICS INC                COM        98985T109  31,645  2,424,932 SH         DEFINED       01    2,424,932

                                102                1,480,494

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         102
Form 13F Information Table Value Total:         $1,480,494
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-11827                       Flynn Management LLC